Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest - Share Purchase Agreements (Details) - Share purchase agreements - SEALSQ Corp
$ / shares in Units, $ in Millions
	Oct. 15, 2025 USD ($) item $ / shares shares	Oct. 06, 2025 $ / shares	Jul. 14, 2025 USD ($) item $ / shares shares	May 05, 2025 USD ($) shares
Sale of stock
Number of shares agreed to sell and issue	12,640,000		15,000,000	10,000,000
Value of shares agreed to sell and issue | $	$ 200.0		$ 60.0	$ 20.0
Exercise price of warrants | $ / shares		$ 4.6
Warrants
Sale of stock
Exercise price of warrants | $ / shares			$ 4.6
Warrants outstanding term			7 years
Number of shares issued per warrant			1
Class A warrants
Sale of stock
Number of warrants accompanied with each share | item			1
Class A warrants | Maximum
Sale of stock
Number of ordinary shares purchased for warrants			15,000,000
Class B Warrants
Sale of stock
Number of warrants accompanied with each share | item			1
Class B Warrants | Maximum
Sale of stock
Number of ordinary shares purchased for warrants			15,000,000
Pre-funded Warrants
Sale of stock
Number of warrants accompanied with each share | item	1
Exercise price of warrants | $ / shares	$ 0.0001
Pre-funded Warrants | Maximum
Sale of stock
Number of ordinary shares purchased for warrants	14,026,666
Class D Warrants
Sale of stock
Exercise price of warrants | $ / shares	$ 9.25
Warrants outstanding term	7 years
Number of shares issued per warrant	1
Class D Warrants | Maximum
Sale of stock
Number of ordinary shares purchased for warrants	53,333,332